Consolidated Statements of Financial Position $ in Millions, $ in Millions		Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)
CURRENT ASSETS
Cash and cash equivalents			$ 28,067	$ 32,779
Trade receivables, net			22,146	18,620
Inventories			14,014	14,059
Recoverable income tax			2,772	2,340
Other recoverable taxes			4,924	4,443
Other current financial assets			761	946
Other current assets			1,886	1,945
Total current assets			74,570	75,132
NON CURRENT ASSETS
Investments accounted for using the equity method			10,588	10,233
Right-of-use assets, net			2,617	2,989
Property, plant and equipment, net			109,130	99,381
Intangible assets, net			102,356	101,876
Deferred tax assets			6,805	6,209
Other non-current financial assets			3,578	6,702
Other non-current assets			4,895	5,464
Total non-current assets			239,969	232,854
TOTAL ASSETS			314,539	307,986
CURRENT LIABILITIES
Bank loans and notes payable			4,032	1,443
Current portion of non-current debt			3,912	1,871
Current portion of lease liabilities			631	889
Interest payable			886	835
Suppliers			31,898	33,774
Other current liabilities			12,615	16,080
Income tax payable			1,346	1,354
Other taxes payable			9,351	9,213
Other current financial liabilities			2,086	1,712
Total current liabilities			66,757	67,171
NON-CURRENT LIABILITIES
Bank loans and notes payable			71,834	70,383
Post-employment and other non-current employee benefits			5,534	4,867
Non-current portion of lease liabilities			2,272	2,295
Deferred tax liabilities			4,980	4,317
Other non-current financial liabilities			4,754	3,831
Provisions			2,460	2,788
Other non-current liabilities			1,919	1,793
Total non-current liabilities			93,753	90,274
TOTAL LIABILITIES			160,510	157,445
EQUITY
Common stock			2,060	2,060
Additional paid-in capital			45,560	45,560
Retained earnings			115,342	106,959
Other equity instruments			(3,033)	(2,505)
Accumulated other comprehensive (loss) income			(13,727)	(8,646)
Equity attributable to equity holders of the parent			146,202	143,428
Non-controlling interest in consolidated subsidiaries			7,827	7,113
TOTAL EQUITY			154,029	150,541
TOTAL LIABILITIES AND EQUITY			$ 314,539	$ 307,986
Currency in which supplementary information is displayed
CURRENT ASSETS
Cash and cash equivalents	[1]	$ 1,559
Trade receivables, net	[1]	1,230
Inventories	[1]	778
Recoverable income tax	[1]	154
Other recoverable taxes	[1]	273
Other current financial assets	[1]	42
Other current assets	[1]	105
Total current assets	[1]	4,141
NON CURRENT ASSETS
Investments accounted for using the equity method	[1]	588
Right-of-use assets, net	[1]	145
Property, plant and equipment, net	[1]	6,061
Intangible assets, net	[1]	5,685
Deferred tax assets	[1]	378
Other non-current financial assets	[1]	199
Other non-current assets	[1]	272
Total non-current assets	[1]	13,327
TOTAL ASSETS	[1]	17,469
CURRENT LIABILITIES
Bank loans and notes payable	[1]	224
Current portion of non-current debt	[1]	217
Current portion of lease liabilities	[1]	35
Interest payable	[1]	49
Suppliers	[1]	1,772
Other current liabilities	[1]	701
Income tax payable	[1]	75
Other taxes payable	[1]	519
Other current financial liabilities	[1]	116
Total current liabilities	[1]	3,708
NON-CURRENT LIABILITIES
Bank loans and notes payable	[1]	3,990
Post-employment and other non-current employee benefits	[1]	307
Non-current portion of lease liabilities	[1]	126
Deferred tax liabilities	[1]	277
Other non-current financial liabilities	[1]	264
Provisions	[1]	137
Other non-current liabilities	[1]	107
Total non-current liabilities	[1]	5,207
TOTAL LIABILITIES	[1]	8,914
EQUITY
Common stock	[1]	114
Additional paid-in capital	[1]	2,530
Retained earnings	[1]	6,406
Other equity instruments	[1]	(168)
Accumulated other comprehensive (loss) income	[1]	(762)
Equity attributable to equity holders of the parent	[1]	8,120
Non-controlling interest in consolidated subsidiaries	[1]	435
TOTAL EQUITY	[1]	8,554
TOTAL LIABILITIES AND EQUITY	[1]	$ 17,469

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3